Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Series B Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	18,000,000	18,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares issued (in shares)	2,796,929	0
Preferred stock, shares outstanding (in shares)	2,796,929	0
Preferred stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, par value
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	20,000,000
Common stock, shares issued (in shares)	8,307,915	7,613,338
Common stock, shares outstanding (in shares)	8,307,915	6,613,338
Treasury stock, par value	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	1,000,000	1,000,000